Lease liabilities - Additional information (Details) - CAD ($)		3 Months Ended
	Jan. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Lease liabilities.
Term of leases expire		5 years
Lease termination, lease liability	$ 47,238	$ (47,238)
Lease termination, right of use assets	$ 45,636
Lease expenses for short-term lease and low-value lease which are not included in the measurement of lease liabilities		$ 33,202	$ 0